Below is the quarterly schedule of hedged sales in US$ in 2022: (Details) - Dec. 31, 2021 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		R$ 1,413,006
First quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		162,594
United States of America, Dollars | Second quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 72,612
Second quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		405,210
Third quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		405,210
Fourth quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | R$		R$ 439,992
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	253,204
United States of America, Dollars | First quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	29,136
United States of America, Dollars | Third quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	72,612
United States of America, Dollars | Fourth quarter member
Disclosure of detailed information about financial instruments [line items]
Total nominal value | $	$ 78,844